Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted net loss attributable to shareholders per ordinary share	$ (0.29)	$ (0.32)